SEC Registered Trust Preferred Securities (Tables)	12 Months Ended
Dec. 31, 2019
SEC Registered Trust Preferred Securities [Abstract]
Issuance of Trust Preferred Securities [text block table]

Issuances of SEC registered trust preferred securities

Trust	LLC	Issuance Date	Next Redemption Date	Parent Long-term Debt[1]
Deutsche Bank Contingent Capital Trust II	Deutsche Bank Contingent Capital LLC II	May 23, 2007	May 23, 2020	€ 713 million

[1]Amount of long term-debt of the Parent Company represented by the Debt Obligations issued by Deutsche Bank AG to the applicable LLC and amount of Trust Preferred Securities of Deutsche Bank AG Consolidated represented by the Trust Preferred Securities issued by the respective Trust as of December 31, 2019.